STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - 4 months ended Dec. 31, 2020 - USD ($)	Total	Sponsor	Additional Paid-in Capital	Additional Paid-in Capital Sponsor	Accumulated Deficit	Class A common stock Common Stock	Class B common stock Common Stock	Class B common stock Common Stock Sponsor
Balance at the beginning at Aug. 19, 2020	$ 0		$ 0		$ 0	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsors	259,285,712	$ 25,000	259,282,962	$ 24,281		$ 2,750		$ 719
Issuance of Class B common stock to Sponsors (in shares)						27,500,000		7,187,500
Sale of 5,000,000 Private Placement Warrants	7,500,000		7,500,000
Forfeiture of Founder Shares			31				$ (31)
Forfeiture of Founder Shares (in shares)							(312,500)
Class A ordinary shares subject to possible redemption	(261,549,080)		(261,546,465)			$ (2,615)
Class A ordinary shares subject to possible redemption (in shares)						(26,154,908)
Net loss	(261,631)				(261,631)
Balance at the end at Dec. 31, 2020	$ 5,000,001		$ 5,260,809		$ (261,631)	$ 135	$ 688
Balance at the end (in shares) at Dec. 31, 2020						1,345,092	6,875,000